Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments at fair value	$ 62,039,327	$ 56,979,175
Receivables
Employer contributions	22,450	16,895
Participant contributions	7,993	7,640
Dividends and interest	94,783	82,167
Total receivables	125,226	106,702
Total assets	62,164,553	57,085,877
Liabilities
Accrued investment management fees	1,142	1,059
Payables for securities purchased	18,711	0
Total liabilities	19,853	1,059
Net assets available for benefits	$ 62,144,700	$ 57,084,818